50145 2/99
PROSPECTUS SUPPLEMENT
dated February 8, 1999 to:
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PUTNAM CAPITAL APPRECIATION FUND
Prospectuses dated September 30, 1998

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown (except as noted below):


Manager               Since     Experience
----------            ------    ----------------------------

Thomas R. Haslett     1999      Employed by Putnam Management
Managing Director               since 1996.  Prior to December, 1996,
                                Mr. Haslett was employed at Montgomery
                                Asset Management Ltd.

Michael K. Arends     1999      Employed by Putnam Management
Senior Vice President           since 1997.  Prior to November, 1997,
                                Mr. Arends was employed at Phoenix
                                Duff & Phelps, and prior to August, 1994, he was employed at Kemper Financial Services.

William H. Miller     1997      Employed by Putnam Management
Senior Vice President           since 1997. From 1995 to 1997, Mr.
                                Miller was employed at Delaware
                                Management Holdings, Inc. and from 1994 to
                                1995, he was employed at Janney Montgomery
                                Scott. Before 1994, he was employed
                                at Rutherford, Brown & Catherwood, Inc.

Gerald S. Zukowski    1993      Employed by Putnam Management
Senior Vice President           since 1989.

Michael E. Nance      1999      Employed by Putnam
Vice President                  Management since 1994.  Prior to
                                June, 1994, Mr. Nance attended the
                                University of Chicago Graduate
                                School of Business.